Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000048071
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class AAA
C000048073
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class C
Average Annual Return, Percent	4.98%		25.12%	8.56%	6.59%
C000048074
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class I
C000048072
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class A
Average Annual Return, Percent	(0.14%)		18.89%	7.31%	6.37%
Without Sales Load [Member] | C000048071
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%		26.09%	8.58%	7.00%
Without Sales Load [Member] | C000048073
Average Annual Return [Line Items]
Average Annual Return, Percent	5.98%		26.12%	8.56%	6.59%
Without Sales Load [Member] | C000048074
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%		26.13%	8.59%	7.14%
Without Sales Load [Member] | C000048072
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%		26.14%	8.59%	7.00%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%		36.35%	15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%		36.35%	15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%		36.35%	15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%		36.35%	15.98%	13.38%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%		30.79%	13.57%	10.88%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%		30.79%	13.57%	10.88%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%		30.79%	13.57%	10.88%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%		30.79%	13.57%	10.88%